JOHN HANCOCK VARIABLE INSURANCE TRUST

601 Congress Street

Boston, MA 02210

May 1, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	John Hancock Variable Insurance Trust (the “Trust”)

File Nos. 2-94157; 811-04146

Dear Sir/Madam:

On behalf of the Trust, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter serves to certify that the forms of prospectus and SAI, each dated April 30, 2014 for all the series of the Trust, that would have been filed under paragraph (b) or (c) of Rule 497, would not have differed from the form of prospectus and SAI contained in Post-Effective Amendment No. 108 to the Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on April 25, 2014 via EDGAR.

If you have any questions or comments, please call me at 617-663-2166.

Sincerely,

/s/ Betsy Anne Seel

Betsy Anne Seel

Senior Counsel and Assistant Secretary